Pay vs Performance Disclosure - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table shows the relationship between executive compensation actually paid to Dr. Aoife Brennan, our former Chief Executive Officer and Principal Executive Officer (“PEO”), Mr. Antoine Awad, our former Principal Executive Officer (“PEO”) and our other named executive officers (“NEOs”), excluding the PEO, and certain financial performance of the Company during the fiscal years ended December 31, 2024, 2023 and 2022.

Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”) (Brennan) (1)	Compensation Actually Paid to PEO (Brennan) (2)	Summary Compensation Table Total for Principal Executive Officer (“PEO”) (Awad) (3)	Compensation Actually Paid to PEO (Awad) (4)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”) (5)	Average Compensation Actually Paid to Non-PEO NEOs (6)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (“TSR”) (7)	Net Loss (thousands) (8)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$1,120,427	$807,473	$1,258,318	$1,126,185	$486,490	$430,470	$4	$(23,359)
2023	$1,222,173	$808,642	$—	$—	$666,600	$492,639	$11	$(61,273)
2022	$1,684,449	$659,008	$—	$—	$876,852	$544,725	$31	$(66,147)

(1) The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Aoife Brennan for 2024, 2023 and 2022 in the “Total” column of the Summary Compensation Table. Dr. Brennan resigned as our President and Chief Executive Officer on and effective as of March 9, 2024. Refer to “Executive Compensation—Summary Compensation Table”.

(2) The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Aoife Brennan for the fiscal years ended 2024, 2023 and 2022, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Brennan during the applicable years.

(3) The dollar amounts reported in column (d) are the amounts of total compensation reported for Mr. Antoine Awad for 2024 in the “Total” column of the Summary Compensation Table. Dr. Brennan resigned as our President and Chief Executive Officer on and effective as of March 9, 2024. Mr. Awad was appointed our Principal Executive Officer from March 18, 2024 to December 31, 2024. Refer to “Executive Compensation—Summary Compensation Table”.

4) The dollar amounts reported in column (e) represent the amount of “compensation actually paid” to Mr. Antoine Awad for the fiscal year ended 2024, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Awad during the applicable years.

The following adjustments were made to their total compensation for fiscal year 2024 to determine the compensation actually paid:

Dr. Aoife Brennan

Year	Reported Summary Compensation Table Total for PEO (Brennan) ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Compensation Actually Paid to PEO (Brennan) ($)
2024	$1,120,427	$290,550	$(22,404)	$807,473
2023	$1,222,173	$312,723	$(100,808)	$808,642
2022	$1,684,449	$812,364	$(213,078)	$659,008

Mr. Antoine Awad

Year	Reported Summary Compensation Table Total for PEO (Awad) ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Compensation Actually Paid to Second PEO (Awad) ($)
2024	$1,258,318	$130,748	$(1,385)	$1,126,185

(a) The grant date fair value of equity awards represents the sum of the totals of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b) The equity award adjustments for Dr. Brennan and Mr. Awad for the fiscal year 2024 are as follows:

Dr. Aoife Brennan

Year	Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in the Year ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2024	$91,000	$(74,054)	$—	$(39,350)	$(22,404)
2023	$99,751	$(180,070)	$29,808	$(50,105)	$(100,808)
2022	$268,959	$(424,936)	$82,432	$(139,533)	$(213,078)

Mr. Antoine Awad

Year	Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in the Year ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2024	$40,950	$(27,724)	$—	$(14,611)	$(1,385)

(5) The dollar amounts reported in column (f) represent the average of the amounts reported for our Company’s named executive officers as a group (excluding Dr. Brennan and Mr. Awad for the fiscal years 2024, 2023 and 2022) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Dr. Brennan and Mr. Awad for the fiscal years 2024, 2023 and 2022) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Ms. Mary Beth Dooley; (ii) for 2023, Michael Jensen and Mr. Antoine Awad; and (iii) for 2022, Michael Jensen and Mr. Antoine Awad.

(6) The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Dr. Brennan and Mr. Awad for the fiscal years 2024, 2023 and 2022), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Dr. Brennan and Mr. Awad for the fiscal years 2024, 2023 and 2022) during the applicable year. The following adjustments were made to average total compensation for the named executive officers as a group (excluding Dr. Brennan and Mr. Awad) for the fiscal year 2024 to determine the compensation actually paid.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	$486,490	$53,640	$(2,380)	$430,470
2023	$666,600	$109,085	$(64,876)	$492,639
2022	$876,852	$371,107	$38,980	$544,725

(a) The amounts deducted or added in calculating the total average equity award adjustments for the NEOs (excluding Dr. Brennan and Mr. Awad) for the fiscal year 2024 are as follows:

Year	Average Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in the Year ($)	Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Average Equity Award Adjustments ($)
2024	$16,800	$(12,893)	$—	$(6,286)	$—	$(2,380)
2023	$19,291	$(32,611)	$10,411	$(17,509)	$(44,458)	$(64,876)
2022	$124,281	$(75,914)	$15,707	$(25,094)	$—	$38,980

(7) Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. No dividends were paid in 2022, 2023 or 2024.

(8) The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

Company Selected Measure Name		net income (loss)
Named Executive Officers, Footnote		The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Aoife Brennan for 2024, 2023 and 2022 in the “Total” column of the Summary Compensation Table. Dr. Brennan resigned as our President and Chief Executive Officer on and effective as of March 9, 2024. Refer to “Executive Compensation—Summary Compensation Table”.The dollar amounts reported in column (d) are the amounts of total compensation reported for Mr. Antoine Awad for 2024 in the “Total” column of the Summary Compensation Table. Dr. Brennan resigned as our President and Chief Executive Officer on and effective as of March 9, 2024. Mr. Awad was appointed our Principal Executive Officer from March 18, 2024 to December 31, 2024. Refer to “Executive Compensation—Summary Compensation Table”.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Aoife Brennan for the fiscal years ended 2024, 2023 and 2022, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Brennan during the applicable years.The dollar amounts reported in column (e) represent the amount of “compensation actually paid” to Mr. Antoine Awad for the fiscal year ended 2024, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Awad during the applicable years.

The following adjustments were made to their total compensation for fiscal year 2024 to determine the compensation actually paid:

Dr. Aoife Brennan

Year	Reported Summary Compensation Table Total for PEO (Brennan) ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Compensation Actually Paid to PEO (Brennan) ($)
2024	$1,120,427	$290,550	$(22,404)	$807,473
2023	$1,222,173	$312,723	$(100,808)	$808,642
2022	$1,684,449	$812,364	$(213,078)	$659,008

Mr. Antoine Awad

Year	Reported Summary Compensation Table Total for PEO (Awad) ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Compensation Actually Paid to Second PEO (Awad) ($)
2024	$1,258,318	$130,748	$(1,385)	$1,126,185

(a) The grant date fair value of equity awards represents the sum of the totals of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b) The equity award adjustments for Dr. Brennan and Mr. Awad for the fiscal year 2024 are as follows:

Dr. Aoife Brennan

Year	Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in the Year ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2024	$91,000	$(74,054)	$—	$(39,350)	$(22,404)
2023	$99,751	$(180,070)	$29,808	$(50,105)	$(100,808)
2022	$268,959	$(424,936)	$82,432	$(139,533)	$(213,078)

Mr. Antoine Awad

Year	Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in the Year ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2024	$40,950	$(27,724)	$—	$(14,611)	$(1,385)

Non-PEO NEO Average Total Compensation Amount		$ 486,490	$ 666,600	$ 876,852
Non-PEO NEO Average Compensation Actually Paid Amount		$ 430,470	492,639	544,725
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Dr. Brennan and Mr. Awad for the fiscal years 2024, 2023 and 2022), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Dr. Brennan and Mr. Awad for the fiscal years 2024, 2023 and 2022) during the applicable year. The following adjustments were made to average total compensation for the named executive officers as a group (excluding Dr. Brennan and Mr. Awad) for the fiscal year 2024 to determine the compensation actually paid.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	$486,490	$53,640	$(2,380)	$430,470
2023	$666,600	$109,085	$(64,876)	$492,639
2022	$876,852	$371,107	$38,980	$544,725

(a) The amounts deducted or added in calculating the total average equity award adjustments for the NEOs (excluding Dr. Brennan and Mr. Awad) for the fiscal year 2024 are as follows:

Year	Average Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in the Year ($)	Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Average Equity Award Adjustments ($)
2024	$16,800	$(12,893)	$—	$(6,286)	$—	$(2,380)
2023	$19,291	$(32,611)	$10,411	$(17,509)	$(44,458)	$(64,876)
2022	$124,281	$(75,914)	$15,707	$(25,094)	$—	$38,980

Compensation Actually Paid vs. Total Shareholder Return		Compensation Actually Paid and TSR The chart below provides an illustration of the relationship between compensation actually paid and TSR for the periods presented.
Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

Our company has not historically looked to net income (loss) as a performance measure for our executive compensation program. From 2022 to 2023, net loss decreased and the Compensation Actually Paid to our PEO increased while the Compensation Actually Paid to our Non-PEO NEOs decreased. From 2023 to 2024, net loss decreased and the Compensation Actually Paid to our PEO increased while the Compensation Actually Paid to our Non-PEO NEOs decreased.

Tabular List, Table

Analysis of the Information Presented in the Pay versus Performance Table

We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with SEC rules) for a particular year. The charts and descriptions below provide an illustration of the relationship between compensation actually paid and (i) net income (loss) and (ii) TSR for the periods presented.

Total Shareholder Return Amount		$ 4	11	31
Net Income (Loss)		$ (23,359,000)	$ (61,273,000)	$ (66,147,000)
PEO Name	Mr. Antoine Awad	Dr. Aoife Brennan	Dr. Aoife Brennan	Dr. Aoife Brennan
Measure:: 1
Pay vs Performance Disclosure
Name		net income (loss)
Non-GAAP Measure Description		The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.
Measure:: 2
Pay vs Performance Disclosure
Name		TSR
Dr. Aoife Brennan
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 1,120,427	$ 1,222,173	$ 1,684,449
PEO Actually Paid Compensation Amount		807,473	808,642	659,008
Mr. Antoine Awad
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,258,318
PEO Actually Paid Compensation Amount		1,126,185
PEO | Dr. Aoife Brennan | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(290,550)	(312,723)	(812,364)
PEO | Dr. Aoife Brennan | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(22,404)	(100,808)	(213,078)
PEO | Dr. Aoife Brennan | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		91,000	99,751	268,959
PEO | Dr. Aoife Brennan | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(74,054)	(180,070)	(424,936)
PEO | Dr. Aoife Brennan | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	29,808	82,432
PEO | Dr. Aoife Brennan | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(39,350)	(50,105)	(139,533)
PEO | Mr. Antoine Awad | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(130,748)
PEO | Mr. Antoine Awad | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,385)	(1,385)
PEO | Mr. Antoine Awad | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,950
PEO | Mr. Antoine Awad | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,724)
PEO | Mr. Antoine Awad | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Antoine Awad | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,611)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(53,640)	(109,085)	(371,107)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,380)	(64,876)	38,980
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		16,800	19,291	124,281
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(12,893)	(32,611)	(75,914)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,411	15,707
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,286)	(17,509)	(25,094)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ (44,458)	$ 0